Policyholder liabilities and unallocated surplus - Movement in insurance contract liabilities and unallocated surplus (Details) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	£ 285,168
Removal of opening balances relating to the discontinued UK and Europe insurance operations	(13,334)
Income and expense included in the income statement	506
Other movements	(90)
Foreign exchange translation differences	17
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944
Claims paid	11,037
Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Removal of opening balances relating to the discontinued UK and Europe insurance operations	(151,555)
Income and expense included in the income statement	26,274
Other movements	41
Foreign exchange translation differences	1,107
Policyholder liabilities on the consolidated statement of financial position	285,168
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Removal of opening balances relating to the discontinued UK and Europe insurance operations	1,703
Income and expense included in the income statement	(680)
Foreign exchange translation differences	(30)
Policyholder liabilities on the consolidated statement of financial position	(10,151)
Claims paid	(466)
Reinsurers' share | With-profits
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Removal of opening balances relating to the discontinued UK and Europe insurance operations	1,109
Continuing and discontinued operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	409,301
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845
Continuing and discontinued operations | Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	409,301
Continuing and discontinued operations | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	£ (11,144)